Goodwill and other intangible assets - Sensitivity analysis (Details)	12 Months Ended
Dec. 31, 2021
IHS Nigeria Limited
Goodwill and other intangible assets
% Rise in discount rate	36.20%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	2.51
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	49.30%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%
INT Towers Limited
Goodwill and other intangible assets
% Rise in discount rate	83.70%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	3.06
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	57.00%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%
IHS Towers NG Limited
Goodwill and other intangible assets
% Rise in discount rate	11.00%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	1.44
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	24.00%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%
IHS Cameroon S.A.
Goodwill and other intangible assets
% Rise in discount rate	4.00%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	0.52
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	16.70%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%
IHS Mauritius Cote d Ivoire Limited
Goodwill and other intangible assets
% Rise in discount rate	6.80%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	1.76
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	37.20%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%
IHS Zambia Group
Goodwill and other intangible assets
% Rise in discount rate	10.50%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	0.65
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	19.20%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%
IHS Rwanda Group
Goodwill and other intangible assets
% Rise in discount rate	7.20%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	0.72
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	22.70%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%
IHS Kuwait Limited
Goodwill and other intangible assets
% Rise in discount rate	4.60%
Decrease in tenancy ratio for carrying amount to exceed recoverable amount	0.43
Period of tenancy ratio	4 years
Gross margin (excluding depreciation and amortization)	34.10%
Period of gross margin	4 years
Decrease in terminal growth rate	0.00%